UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ X ]; Amendment Number: 1
  This Amendment (Check only one.): [X] is a restatement.
                                    [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    M.D. Sass Associates, Inc.
Address: 1185 Avenue of the Americas, 18th Floor
         New York, NY, 10036

Form 13 F File Number: 28-12005

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Rosemary Mooney
Title: Vice President & Head of Operations
Phone: (212) 843-8956

Signature, Place, and Date of Signing:

________________________________   ______________________________   ____________
           [Signature]                      [City, State]              [Date]

Report Type (Check only one.)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name

28-___________________     ___________________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     14,027,519

Form 13F Information Table Value Total:     522,760
                                            (Thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                                                                             SHARES / PRN    SH /
           NAME OF ISSUER       TITLE OF CLASS     CUSIP    VALUE (X$1000)        AMT        PRN
---------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO             COMMON STOCK     025816109          19,831      559,725       SH
AMERICAN EXPRESS CO             COMMON STOCK     025816109             195        5,500       SH
BAKER HUGHES INC                COMMON STOCK     057224107          20,347      336,100       SH
BAKER HUGHES INC                COMMON STOCK     057224107             206        3,400       SH
BOEING CO                       COMMON STOCK     097023105          19,158      334,050       SH
BOEING CO                       COMMON STOCK     097023105             195        3,400       SH
CA INC                          COMMON STOCK     12673P105               0           16       SH
CHICAGO BRIDGE & IRON CO N V    COMMON STOCK     167250109          13,300      691,250       SH
CHICAGO BRIDGE & IRON CO N V    COMMON STOCK     167250109             129        6,700       SH
CITRIX SYS INC                  COMMON STOCK     177376100          12,701      502,800       SH
CITRIX SYS INC                  COMMON STOCK     177376100             129        5,100       SH
COPART INC                      COMMON STOCK     217204106               0            0       SH
CORNING INC                     COMMON STOCK     219350105          19,107    1,221,650       SH
CORNING INC                     COMMON STOCK     219350105             203       13,000       SH
CVS CAREMARK CORPORATION        COMMON STOCK     126650100          16,992      504,800       SH
CVS CAREMARK CORPORATION        COMMON STOCK     126650100             182        5,400       SH
DEVON ENERGY CORP NEW           COMMON STOCK     25179M103           8,482       93,000       SH
DEVON ENERGY CORP NEW           COMMON STOCK     25179M103              87          950       SH
DST SYS INC DEL                 COMMON STOCK     233326107          25,313      452,100       SH
DST SYS INC DEL                 COMMON STOCK     233326107             263        4,700       SH
E M C CORP MASS                 COMMON STOCK     268648102          13,870    1,159,700       SH
E M C CORP MASS                 COMMON STOCK     268648102             144       12,000       SH
GENERAL ELECTRIC CO             COMMON STOCK     369604103          12,457      488,507       SH
GENERAL ELECTRIC CO             COMMON STOCK     369604103             117        4,600       SH
HARLEY DAVIDSON INC             COMMON STOCK     412822108          25,144      674,100       SH
HARLEY DAVIDSON INC             COMMON STOCK     412822108             261        7,000       SH
JOHNSON & JOHNSON               COMMON STOCK     478160104          27,691      399,696       SH
JOHNSON & JOHNSON               COMMON STOCK     478160104             281        4,050       SH
MEDTRONIC INC                   COMMON STOCK     585055106          27,380      546,500       SH
MEDTRONIC INC                   COMMON STOCK     585055106             281        5,600       SH
METLIFE INC                     COMMON STOCK     59156R108          30,330      541,600       SH
METLIFE INC                     COMMON STOCK     59156R108             308        5,500       SH
MICROSOFT CORP                  COMMON STOCK     594918104          26,695    1,000,200       SH
MICROSOFT CORP                  COMMON STOCK     594918104             275       10,300       SH
NATIONAL OILWELL VARCO INC      COMMON STOCK     637071101          10,792      214,850       SH
NATIONAL OILWELL VARCO INC      COMMON STOCK     637071101             103        2,050       SH
PITNEY BOWES INC                COMMON STOCK     724479100           3,106       93,400       SH
PITNEY BOWES INC                COMMON STOCK     724479100              15          450       SH
POLO RALPH LAUREN CORP          COMMON STOCK     731572103          21,148      317,350       SH
POLO RALPH LAUREN CORP          COMMON STOCK     731572103             197        2,950       SH
PRECISION CASTPARTS CORP        COMMON STOCK     740189105          18,163      230,550       SH
PRECISION CASTPARTS CORP        COMMON STOCK     740189105             193        2,450       SH
PSYCHIATRIC SOLUTIONS INC       COMMON STOCK     74439H108          20,222      532,850       SH
PSYCHIATRIC SOLUTIONS INC       COMMON STOCK     74439H108             203        5,350       SH
QUALCOMM INC                    COMMON STOCK     747525103          18,670      434,500       SH
QUALCOMM INC                    COMMON STOCK     747525103             554       12,900       SH
QUEST DIAGNOSTICS INC           COMMON STOCK     74834L100          22,859      442,400       SH
QUEST DIAGNOSTICS INC           COMMON STOCK     74834L100             227        4,400       SH
ROCKWELL AUTOMATION INC         COMMON STOCK     773903109          13,357      357,700       SH
ROCKWELL AUTOMATION INC         COMMON STOCK     773903109             153        4,100       SH
SAFEWAY INC                     COMMON STOCK     786514208          16,201      683,000       SH
SAFEWAY INC                     COMMON STOCK     786514208             166        7,000       SH
SCHLUMBERGER LTD                COMMON STOCK     806857108          16,711      214,000       SH
SCHLUMBERGER LTD                COMMON STOCK     806857108             164        2,100       SH
TRANSOCEAN INC                  COMMON STOCK     G90073100          19,701      179,357       SH
TRANSOCEAN INC                  COMMON STOCK     G90073100             194        1,768       SH
WEATHERFORD INTERNATIONAL LTD   COMMON STOCK     G95089101          11,950      475,350       SH
WEATHERFORD INTERNATIONAL LTD   COMMON STOCK     G95089101             118        4,700       SH
ZEBRA TECHNOLOGIES CORP         COMMON STOCK     989207105           5,486      197,000       SH
ZEBRA TECHNOLOGIES CORP         COMMON STOCK     989207105              56        2,000       SH

                                                                VOTING AUTHORITY
                                PUT /  INVSTMT   OTHER
           NAME OF ISSUER       CALL   DSCRETN   MANAGER     SOLE      SHARED     NONE
--------------------------------------------------------------------------------------
AMERICAN EXPRESS CO                     SOLE                522,375       0     37,350
AMERICAN EXPRESS CO                                               0       0      5,500
BAKER HUGHES INC                        SOLE                314,550       0     21,550
BAKER HUGHES INC                                                  0       0      3,400
BOEING CO                               SOLE                312,000       0     22,050
BOEING CO                                                         0       0      3,400
CA INC                                  SOLE                     16       0          0
CHICAGO BRIDGE & IRON CO N V            SOLE                645,850       0     45,400
CHICAGO BRIDGE & IRON CO N V                                      0       0      6,700
CITRIX SYS INC                          SOLE                470,400       0     32,400
CITRIX SYS INC                                                    0       0      5,100
COPART INC                              SOLE                      0       0          0
CORNING INC                             SOLE              1,135,050       0     86,600
CORNING INC                                                       0       0     13,000
CVS CAREMARK CORPORATION                SOLE                471,700       0     33,100
CVS CAREMARK CORPORATION                                          0       0      5,400
DEVON ENERGY CORP NEW                   SOLE                 87,100       0      5,900
DEVON ENERGY CORP NEW                                             0       0        950
DST SYS INC DEL                         SOLE                422,700       0     29,400
DST SYS INC DEL                                                   0       0      4,700
E M C CORP MASS                         SOLE              1,082,900       0     76,800
E M C CORP MASS                                                   0       0     12,000
GENERAL ELECTRIC CO                     SOLE                456,607       0     31,900
GENERAL ELECTRIC CO                                               0       0      4,600
HARLEY DAVIDSON INC                     SOLE                629,900       0     44,200
HARLEY DAVIDSON INC                                               0       0      7,000
JOHNSON & JOHNSON                       SOLE                373,266       0     26,430
JOHNSON & JOHNSON                                                 0       0      4,050
MEDTRONIC INC                           SOLE                511,250       0     35,250
MEDTRONIC INC                                                     0       0      5,600
METLIFE INC                             SOLE                506,350       0     35,250
METLIFE INC                                                       0       0      5,500
MICROSOFT CORP                          SOLE                936,150       0     64,050
MICROSOFT CORP                                                    0       0     10,300
NATIONAL OILWELL VARCO INC              SOLE                201,300       0     13,550
NATIONAL OILWELL VARCO INC                                        0       0      2,050
PITNEY BOWES INC                        SOLE                 72,600       0     20,800
PITNEY BOWES INC                                                  0       0        450
POLO RALPH LAUREN CORP                  SOLE                296,250       0     21,100
POLO RALPH LAUREN CORP                                            0       0      2,950
PRECISION CASTPARTS CORP                SOLE                215,450       0     15,100
PRECISION CASTPARTS CORP                                          0       0      2,450
PSYCHIATRIC SOLUTIONS INC               SOLE                497,950       0     34,900
PSYCHIATRIC SOLUTIONS INC                                         0       0      5,350
QUALCOMM INC                            SOLE                401,900       0     32,600
QUALCOMM INC                                                      0       0     12,900
QUEST DIAGNOSTICS INC                   SOLE                413,900       0     28,500
QUEST DIAGNOSTICS INC                                             0       0      4,400
ROCKWELL AUTOMATION INC                 SOLE                337,500       0     20,200
ROCKWELL AUTOMATION INC                                           0       0      4,100
SAFEWAY INC                             SOLE                637,200       0     45,800
SAFEWAY INC                                                       0       0      7,000
SCHLUMBERGER LTD                        SOLE                200,300       0     13,700
SCHLUMBERGER LTD                                                  0       0      2,100
TRANSOCEAN INC                          SOLE                168,071       0     11,286
TRANSOCEAN INC                                                    0       0      1,768
WEATHERFORD INTERNATIONAL LTD           SOLE                445,650       0     29,700
WEATHERFORD INTERNATIONAL LTD                                     0       0      4,700
ZEBRA TECHNOLOGIES CORP                 SOLE                188,100       0      8,900
ZEBRA TECHNOLOGIES CORP                                      0            0      2,000

TOTAL VALUE (X$1000):                      522,760
TOTAL SHARES PRN/AMT:                   14,027,519

TOTAL SOLE SHARES/PRN AMT:              12,954,335
TOTAL SHARED SHARES/PRN AMT:                     0
TOTAL NONE SHARES/PRN AMT:               1,073,184